Government Grant - Payroll Protection Plan (Details)		12 Months Ended
	Apr. 16, 2020 USD ($) installment	Sep. 30, 2020 item	Sep. 30, 2021 USD ($)
Government Grants
Number of provisions | item		2
Payroll Protection Plan
Government Grants
Principal amount	$ 4,254,000
Ratio of security provided to obtain loan	2.5
Interest rate	1.00%
Number of equal monthly installments | installment	9
Amount of equal monthly installments	$ 472,000
Amount of reduction in the liability			$ 0